Related parties - Subsidiaries and joint ventures (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Methanex Asia Pacific Limited
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex Services (Shanghai) Co., Ltd.
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex Europe NV
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex Methanol Company, LLC
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")
Disclosure of subsidiaries [line items]
Interest %	50.00%	50.00%
Methanex Chile SpA
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex New Zealand Limited
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex Trinidad (Titan) Unlimited
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex USA LLC
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Methanex Louisiana LLC
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Waterfront Shipping Company Limited
Disclosure of subsidiaries [line items]
Interest %	100.00%	100.00%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Interest %	63.10%	63.10%